Equity accounted investments - Summary of Financial Statements of Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 105,867	R 88,163	[1]	R 81,860	[1]
Current assets	60,764	64,831	[1]	52,243	[1]
Non-current liabilities	(55,408)	(51,108)	[1]	(45,900)	[1]
Current liabilities	(20,219)	(20,541)	[1]	(17,487)	[1]
Equity-accounted investments	8,471	7,594	[1]	5,621	[1]
Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	1,025	946		459
Total Reconciling Items	135	140		542
Equity-accounted investments	R 1,160	1,086		1,001		R 954
Proportion of ownership interest in associate	40.00%
Separate | Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 3,004	2,788		1,541
Current assets	0	0		7
Non-current liabilities	(426)	(409)		(382)
Current liabilities	(16)	(15)		(18)
Net assets (liabilities)	R 2,562	R 2,364		R 1,148

[1]	* Restated — see note 1.5